S000028698 [Member] Expense Example, No Redemption - CTIVP - TCW Core Plus Bond Fund	Dec. 31, 2025 USD ($)
CTIVP - TCW Core Plus Bond Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
CTIVP - TCW Core Plus Bond Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930